Net Revenue - Summary of Contract Balances (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Accrued expenses and other current liabilities [member]
Disclosure of contract liabilities [line items]
Contract liabilities (classified under accrued expenses and other current liabilities)	$ 70,806.6	$ 39,762.6	$ 13,775.1